Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Xos, Inc. [Member]
Other Current Liabilities (Tables) [Line Items]
Schedule of Other current liabilities
	June 30, 2021	December 31, 2020
Customer deposits	$1,464	$1,837
Accrued expenses	1,461	468
Accrued interest	—	2,453
Others	326	384
Total other current liabilities	$3,251	$5,142